Note 11 - Taxation (Tables)	12 Months Ended
Jun. 30, 2022
Statement Line Items [Line Items]
Income tax expenses [Text Block]
	Year Ended June 30
	2022			2021			2020
(US dollars in thousands)	Continuing	Discontinued	Total	Continuing	Discontinued	Total	Continuing	Discontinued	Total
Current tax
UK corporation tax	(52)	-	(52)	-	-	-	-	-	-
Foreign tax	818	-	818	(825)	(24)	(849)	24	29	53
Total current tax	766	-	766	(825)	(24)	(849)	24	29	53

Deferred tax
Current year
UK tax	(96)	-	(96)	(51)	-	(51)	(202)	-	(202)
Foreign tax	1,297	149	1,446	1,014	-	1,014	(564)	-	(564)
Total deferred tax	1,201	149	1,350	963	-	963	(766)	-	(766)

Total income tax	1,968	149	2,117	138	(24)	114	(742)	29	(713)

Reconciliation of accounting profit multiplied by applicable tax rates [Text Block]
	Year Ended June 30
(US dollars in thousands)	2022	2021	2020
Loss before income tax from continuing operations	(22,912)	(8,165)	(4,080)
Group weighted average corporation tax rate	26.6%	22.2%	24.6%
Tax at standard rate	6,095	1,813	1,004
Effects of:
Expenses that are not deductible for tax purposes	-	(833)	(106)
Adjustment to prior year tax provisions	-	137	-
Deferred tax assets not recognized on tax losses	(4,127)	(979)	(1,640)
Total income tax from continuing operations for the period recognized in the
Consolidated Statement of Comprehensive Income/(Loss)	1,968	138	(742)

Deferred tax [Text Block]
(US dollars in thousands)	Year Ended June 30
	2022	2021	2020
Deferred tax assets	4,668	2,495	1,347
Deferred tax liabilities	(1,234)	(411)	-
Net deferred tax asset	3,434	2,084	1,347

Deferred tax assets and liabilities [Text Block]
Deferred tax assets	Tax losses	Other timing differences	Total

June 30, 2019	1,005	1,108	2,113
Credit to comprehensive income	(191)	(575)	(766)
June 30, 2020	814	533	1,347
Credit to comprehensive income	776	109	885
Acquisitions	263	-	263
June 30, 2021	1,853	642	2,495
Credit/(charged) to comprehensive income	2,227	(54)	2,173
June 30, 2022	4,080	588	4,668
Deferred tax liabilities	Accelerated allowances	Other timing differences	Total
June 30, 2020	-	-	-
Credit/(charged) to comprehensive income	-	78	78
Acquisitions of subsidiary	-	(489)	(489)
June 30, 2021	-	(411)	(411)
Credit/(charged) to comprehensive income	-	(823)	(823)
June 30, 2022	-	(1,234)	(1,234)